UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-2603

T. Rowe Price Prime Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2008

Item 1: Report to Shareholders

Prime Reserve Fund	May 31, 2008

The views and opinions in this report were current as of May 31, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

Money market instruments produced relatively modest gains in the 6- and 12-month periods ended May 31, 2008. In the second half of the Prime Reserve Fund’s fiscal year, Treasury bill yields tumbled as continuing credit market turmoil and massive mortgage-related losses at major financial institutions prompted investors to seek the relative safety of U.S. government securities. The Federal Reserve slashed short-term interest rates starting last summer to boost liquidity and keep the economy from slipping into a recession. As was the case in the first half of the fund’s fiscal year, yields on commercial paper and other non-Treasury money market instruments did not decline as much as T-bill yields, reflecting banks’ continued hesitation to lend.

Your fund returned 1.63% in the second half of its fiscal year and 4.13% for the one-year period ended May 31, 2008. As shown in the Performance Comparison table, the fund surpassed its Lipper peer group average in both periods.

HIGHLIGHTS

• Money market instruments produced relatively modest gains in the 6- and 12-month periods ended May 31, 2008.

• The Prime Reserve Fund surpassed its Lipper peer group average in both periods.

• We remain diligent in maintaining a portfolio that is both highly diversified and very high in credit quality.

• Short-term interest rates could stay at current levels through the remainder of 2008, which would translate into relatively low total returns for at least the next six months.

The fund’s longer-term performance relative to its peers is favorable. Lipper ranked the fund in the top 20% of the Lipper money market funds universe for the one-year period ended May 31, 2008, and in the top quartile of that universe for the 3-, 5-, and 10-year periods. (Based on cumulative total return, Lipper ranked the Prime Reserve Fund 66 out of 334, 65 out of 308, 66 out of 292, and 46 out of 190 funds for the 1-, 3-, 5-, and 10-year periods ended May 31, 2008, respectively. Results will vary for other time periods. Past performance cannot guarantee future results.)

ECONOMY AND INTEREST RATES

Economic growth has slowed dramatically since last autumn. According to current estimates, the economy expanded at an annualized rate of only 0.9% in the first quarter of 2008 and 0.6% in the fourth quarter of 2007. The housing market continued to deteriorate, and aggregate employment fell during the first few months of the year. In addition, output in manufacturing and services sectors showed little or no growth, and inflation eroded consumers’ purchasing power. As a result, the economy is teetering on the edge of a recession—popularly defined as two consecutive quarters of negative gross domestic product growth.

As subprime mortgage losses mounted and financial institutions cut back on lending to preserve capital and avoid additional losses, the Federal Reserve took several extraordinary actions to boost market liquidity—such as helping J.P. Morgan Chase acquire Bear Stearns and creating new credit facilities to allow investment banks and broker-dealers to borrow directly from the Fed. The central bank also aggressively reduced the fed funds target rate—an interbank lending rate that banks also use as a benchmark for their prime consumer lending rates—from 5.25% last September to 2.00% by the end of April. When adjusted for inflation, the Fed’s “real” fed funds target rate is now at or below 0%.

As shown in the graph above, Treasury bill yields—which tend to track the federal funds target rate very closely—have fallen sharply since last autumn. Long-term bond yields fell to a lesser extent, reflecting investor concerns about elevated inflation. As a result, the Treasury yield curve, which is a graphic depiction of the relationship between the yields and maturities of government bonds, steepened significantly. This indicates that investors in long-term bonds currently are being compensated with higher income than they could receive from shorter-term fixed-income securities. One year ago, when the Treasury yield curve was flat, there was very little difference between short- and long-term Treasury rates.

PORTFOLIO REVIEW

The Fed’s extraordinary actions in the last nine months have helped overall conditions in the money markets, although credit concerns are still apparent. Most notably, the three-month London Interbank Offered Rate (Libor) remains about 70 basis points (0.70%) higher than the effective federal funds rate—a historically wide gap that indicates some reluctance on the part of banks to lend to one another. While the gap is substantially narrower than it was in mid-December (110 basis points, or 1.10%), the continued disparity may reflect the fact that many banks and financial institutions continue to announce larger-than-expected losses tied to mortgage-related securities or mortgage loans.

In our last report, we noted how several important segments of the overall money markets—although of less emphasis to the fund—felt the secondary impact of the mortgage crisis last summer. At its peak, asset-backed commercial paper represented well over 50% of the total commercial paper market, which compared with our fund’s consistent weighting of 25% to 30% in this segment. The asset-backed commercial paper market is functioning again, but it is now 30% smaller than it was in August 2007, and it is expected to stabilize near current levels. The market for structured investment vehicles (SIVs) is still not functioning. At the end of May, the fund had exposure to one SIV, Links Finance, which matures on July 11, 2008—a position that represents 0.2% of assets. Our credit analysts believe that this program is still backed by high-quality assets and will mature at par. (Please refer to our portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

We remain diligent in maintaining a portfolio that is both highly diversified and very high in credit quality. Every security in the portfolio has been analyzed by the T. Rowe Price credit committee and recommended for the firm’s approved list of short-term investments. No single holding represents more than 2.0% of total assets.

Our maturity posture could be described as “neutral,” with our weighted average maturity (a measure of sensitivity to changes in interest rates) ending the period at 53 days. In a more typical period of Fed easing, we would probably have a maturity closer to the fund’s 90-day maximum. Due to the negative credit environment, however, we wanted to protect our shareholders’ principal and maintain a more liquid portfolio. That is, and will continue to be, our primary objective.

OUTLOOK

The worst of the “credit crunch” may be over, but we remain vigilant to credit concerns going forward. The Fed has signaled that it wants to maintain its current monetary policy over the near term as long as the economy performs near its projections. Short-term interest rates could stay at current levels through the remainder of 2008, which would translate into relatively low total returns for at least the next six months. We are optimistic that the economy will find its footing later this year as we continue to work through the housing downturn.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

James M. McDonald
Chairman of the fund’s Investment Advisory Committee

June 10, 2008

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market portfolios are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses if portfolio holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, the portfolio’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Inflation: A sustained increase in prices throughout the economy.

Libor: The London Interbank Offered Rate is a taxable money market benchmark.

Lipper average: Consists of all the mutual funds in a particular category as tracked by Lipper Inc.

Structured investment vehicle (SIV): An entity created by a financial institution that borrows in short-term fixed-income markets—such as through the issuance of commercial paper—to buy longer-term, higher-yielding assets, such as asset-backed or mortgage-backed securities.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
ASSET BACKED SECURITIES 0.2%		
Capital Auto Receivables Asset Trust Series 2008-1, Class A1 3.386%, 2/17/09 (1)	7,976	7,976
DaimlerChrysler Auto Trust Series 2008-A, Class A1 3.152%, 3/9/09 (1)	4,911	4,911
Ford Credit Auto Owner Trust Series 2007-B, Class A1 5.292%, 10/15/08 (1)	464	464
Ford Credit Auto Owner Trust Series 2008-A, Class A1 4.018%, 2/13/09 (1)	2,702	2,702
Total Asset Backed Securities (Cost $16,053)		16,053
BANK NOTE 3.3%		
Bank of America, 2.56%, 8/26/08 (1)	49,750	49,750
Bank of America, 2.60%, 8/12/08	13,000	13,000
Bank of America, 2.945%, 7/18/08	16,000	16,005
PNC Bank, VR, 2.448%, 6/17/08	27,000	27,000
U.S. Bank, 2.73%, 11/14/08	29,700	29,700
U.S. Bank, 2.75%, 11/20/08	19,000	19,000
Wells Fargo Bank, 2.20%, 8/8/08	50,000	50,000
Total Bank Note (Cost $204,455)		204,455
CERTIFICATES OF DEPOSIT 21.4%		
Domestic 4.3% (2)		
American Express Bank, 2.70%, 9/2/08	11,000	11,000
American Express Centurion Bank, 2.85%, 12/1/08	20,000	20,000
Branch Banking & Trust, 2.47%, 7/8/08	47,700	47,700
Credit Suisse New York, 2.50%, 6/18/08	36,000	36,000
DEPFA Bank, 2.36%, 6/20/08	2,000	2,000
DEPFA Bank, 2.66%, 6/5/08	30,750	30,750

Fifth Third Bank, 2.75%, 6/17/08	35,000	35,000
Harris Bank, VR, 2.734%, 10/20/08	7,000	6,994
JPMorgan Chase, 2.80%, 6/5/08	9,000	9,000
Marshall & Ilsley Bank, 2.72%, 7/10/08	21,250	21,250
PNC Bank, VR, 3.127%, 2/23/09	11,750	11,750
Wachovia Bank, VR, 2.92%, 1/12/09	13,000	13,000
Wilmington Trust, 2.69%, 8/1/08	7,900	7,901
Wilmington Trust, 2.79%, 8/1/08	1,000	1,000
Wilmington Trust, 3.00%, 7/24/08	21,750	21,750
Wilmington Trust, 3.75%, 6/18/08	3,000	3,000
		278,095
Eurodollar 4.6% (3)		
ABN AMRO, 2.62%, 6/6/08	50,000	50,000
Banco Bilbao Vizcaya Argentina, 2.74%, 7/17/08	7,000	7,000
Banco Santander, 2.96%, 8/8/08	18,000	18,001
Bank of Scotland, 2.72%, 9/12/08	9,000	9,000
Barclays Bank, 3.193%, 7/24/08	52,750	52,750
BNP Paribas, 2.69%, 8/26/08	43,000	43,003
Credit Agricole, 3.75%, 7/22/08	20,000	20,000
Danske Bank, 2.62%, 8/29/08	32,000	32,000
HSBC Bank, 2.75%, 6/18/08	8,000	8,001
HSBC Bank, 3.03%, 7/28/08	5,000	5,004
HSBC Bank, 3.40%, 7/24/08	27,000	27,008
National Australia Bank, 2.80%, 7/7/08	4,000	4,000
Royal Bank of Scotland, 4.30%, 7/9/08	15,000	15,023
		290,790
Yankee 12.5% (4)		
Allied Irish Bank, 3.20%, 7/23/08	24,750	24,750

Banco Bilbao Vizcaya, 2.55%, 7/2/08	30,000	30,000
Banco Bilbao Vizcaya, 2.70%, 6/18/08	25,750	25,750
Banco Bilbao Vizcaya, 3.005%, 10/28/08	18,000	18,000
Bank of Ireland, 2.85%, 8/1/08	6,000	6,000
Bank of Ireland, VR, 3.099%, 1/30/09	11,750	11,750
Bank of Ireland, VR, 3.108%, 5/7/09	2,000	2,000
Bank of Montreal (Chicago), 2.61%, 8/25/08	38,750	38,750
Bank of Montreal (Chicago), VR, 2.989%, 10/31/08	6,000	5,995
Bank of Nova Scotia, VR, 3.134%, 5/6/09	34,750	34,750
Bank of Scotland, 2.725%, 9/15/08	12,000	12,000
Barclays Bank, VR, 3.314%, 3/5/09	19,750	19,750
BNP Paribas, 5.39%, 6/23/08	26,750	26,790
BNP Paribas, VR, 2.664%, 7/3/08	5,000	5,000
Commonwealth Bank of Australia, 2.68%, 7/3/08	17,750	17,750
DnB NOR Bank ASA, 2.60%, 8/29/08	20,750	20,750
Fortis Bank, 2.31%, 6/27/08	10,000	10,000
Fortis Bank, 4.00%, 7/11/08	37,250	37,250
HBOS Treasury Services, 5.40%, 7/30/08	2,000	2,002
Intesa Sanpaolo, VR, 3.05%, 5/13/09	19,000	19,000
Lloyds TSB Bank, 2.50%, 6/12/08	69,700	69,701
National Bank of Canada, 2.70%, 9/2/08	27,700	27,700
National Bank of Canada, VR, 2.631%, 2/27/09	19,000	19,000
National Bank of Canada, VR, 2.924%, 7/8/08	6,900	6,900
Nordea Bank Finland, 4.61%, 11/5/08	13,750	13,798
Nordea Bank Finland, 4.70%, 10/24/08	21,900	22,078
Rabobank Nederland, 2.46%, 6/25/08	28,750	28,750
Rabobank Nederland, 2.54%, 8/13/08	50,000	50,000
Rabobank Nederland, 2.62%, 7/11/08	5,000	5,000
Royal Bank of Canada, 5.29%, 2/2/09	33,000	33,579

Royal Bank of Scotland, 2.65%, 9/29/08	19,750	19,750
Skandinaviska Enskilda Banken, 2.758%, 10/3/08	18,700	18,700
Skandinaviska Enskilda Banken, VR, 2.978%, 12/8/08	34,750	34,725
Toronto-Dominion Bank, 2.63%, 9/29/08	40,750	40,750
UBS, 2.73%, 8/5/08	5,000	5,000
UBS, 2.76%, 7/31/08	12,000	12,000
		775,468
Total Certificates of Deposit (Cost $1,344,353)		1,344,353

COMMERCIAL PAPER 49.9%

4(2) 32.7% (5)

Alpine Securitization, 2.40%, 6/11/08	14,700	14,690
Alpine Securitization, 2.53%, 7/23/08	24,000	23,912
Alpine Securitization, 2.85%, 7/14/08	29,000	28,901
AT&T, 2.10%, 6/26/08	13,000	12,981
Atlantic Asset Securitization, 2.41%, 6/18/08	1,000	999
Atlantic Asset Securitization, 2.57%, 7/11/08	15,000	14,957
Atlantic Asset Securitization, 2.60%, 7/7/08	18,300	18,252
Atlantic Asset Securitization, 2.65%, 9/22/08	18,000	17,850
Atlantic Asset Securitization, 2.71%, 7/11/08	4,000	3,988
Atlantic Asset Securitization, 2.80%, 6/2/08	25,250	25,248
Bank of America Credit Card Trust, 3.00%, 8/26/08	59,250	58,825
Bank of America Credit Card Trust, 3.10%, 6/13/08	7,750	7,742
Bank of America Credit Card Trust, 3.10%, 6/13/08	5,750	5,744
Bank of America Credit Card Trust, 3.10%, 7/7/08	11,750	11,714
BASF AG, 2.37%, 6/2/08	7,300	7,300
BASF AG, 2.38%, 6/30/08	5,000	4,990
BASF AG, 2.42%, 10/31/08	25,000	24,745
Beagle Funding, 2.80%, 9/15/08	21,000	20,827

Bryant Park Funding, 2.42%, 6/17/08	29,000	28,969
Bryant Park Funding, 2.70%, 7/9/08	23,000	22,934
Bryant Park Funding, 2.87%, 7/22/08	16,000	15,935
Bryant Park Funding, 2.87%, 7/25/08	18,000	17,923
Cafco, 2.58%, 7/15/08	9,000	8,972
Cafco, 2.60%, 8/20/08	25,000	24,856
Cafco, 2.75%, 7/9/08	50,000	49,855
Chariot Funding, 2.50%, 6/25/08	37,000	36,938
Chariot Funding, 2.60%, 7/7/08	4,000	3,990
Chariot Funding, 2.70%, 7/7/08	38,000	37,897
Ciesco, 2.53%, 7/28/08	7,000	6,972
Ciesco, 2.60%, 7/28/08	29,250	29,130
Ciesco, 2.65%, 8/7/08	7,000	6,966
Ciesco, 2.72%, 8/6/08	2,000	1,990
Ciesco, 2.90%, 7/25/08	1,400	1,394
Ciesco, 3.20%, 7/25/08	34,750	34,583
Citibank Credit Card Issuance Trust, 2.98%, 7/21/08	2,000	1,992
Citibank Credit Card Issuance Trust, 3.12%, 6/23/08	22,850	22,806
Citibank Credit Card Issuance Trust, 3.20%, 7/17/08	58,000	57,763
Coca-Cola, 2.58%, 6/6/08	15,000	14,995
CRC Funding, 2.60%, 8/22/08	14,000	13,917
CRC Funding, 2.65%, 7/31/08	18,000	17,921
CRC Funding, 2.70%, 8/8/08	38,750	38,552
CRC Funding, 2.80%, 7/24/08	9,750	9,710
Danske, VR, 3.05%, 4/9/09	38,750	38,750
Eksportfinans ASA, 2.29%, 7/7/08	14,000	13,968
Eksportfinans ASA, 2.35%, 7/9/08	16,800	16,758
Electricite de France, 2.23%, 7/21/08	17,000	16,947
Electricite de France, 2.25%, 7/31/08	10,000	9,963

Electricite de France, 2.28%, 8/12/08	12,750	12,692
Fairway Finance, 2.85%, 6/5/08	2,000	1,999
Falcon Asset Securitization, 2.45%, 6/16/08	14,500	14,485
Falcon Asset Securitization, 2.57%, 8/18/08	26,200	26,054
Falcon Asset Securitization, 2.60%, 8/15/08	5,000	4,973
Falcon Asset Securitization, 2.65%, 6/4/08	36,500	36,492
Grampian Funding, 2.65%, 8/26/08	8,000	7,949
Grampian Funding, 2.69%, 8/15/08	28,000	27,843
Grampian Funding, 2.73%, 8/11/08	36,000	35,806
Grampian Funding, 2.73%, 8/19/08	10,000	9,940
Hartford Financial Services, 2.40%, 6/19/08	19,000	18,977
Jupiter Securitization, 2.37%, 6/20/08	8,100	8,090
Jupiter Securitization, 2.42%, 6/17/08	13,025	13,011
Jupiter Securitization, 2.45%, 6/11/08	25,750	25,732
Jupiter Securitization, 2.45%, 6/25/08	7,000	6,989
Jupiter Securitization, 2.67%, 6/2/08	18,000	17,999
Kitty Hawk Funding, 2.37%, 6/27/08	17,000	16,971
Kitty Hawk Funding, 2.85%, 6/10/08	8,250	8,244
Lehman Brothers, 3.10%, 7/11/08	28,750	28,651
MassMutual Life Insurance, 2.25%, 6/19/08	12,000	11,987
MassMutual Life Insurance, 2.28%, 6/12/08	23,000	22,984
Nestle Finance France, 2.10%, 7/18/08	27,000	26,926
Nestle Finance France, 2.11%, 6/10/08	22,000	21,988
Nestle Finance France, 2.81%, 6/9/08	19,665	19,653
New York Life Capital, 2.08%, 6/3/08	18,000	17,998
New York Life Capital, 2.10%, 6/11/08	16,000	15,991
New York Life Capital, 2.13%, 6/16/08	8,700	8,692
Old Line Funding, 2.75%, 6/19/08	19,000	18,974
Old Line Funding, 2.75%, 6/20/08	16,333	16,309

Old Line Funding, 2.88%, 6/20/08	32,000	31,951
Old Line Funding, 2.90%, 7/25/08	13,128	13,071
Park Avenue Receivables, 2.47%, 6/10/08	14,500	14,491
Park Avenue Receivables, 2.50%, 6/25/08	12,000	11,980
Pfizer, 2.50%, 6/5/08	9,750	9,747
Ranger Funding, 2.40%, 6/16/08	4,339	4,335
Ranger Funding, 2.45%, 7/21/08	12,000	11,959
Ranger Funding, 2.50%, 7/23/08	1,000	996
Ranger Funding, 2.67%, 7/3/08	9,000	8,979
Ranger Funding, 2.70%, 6/19/08	11,500	11,484
Ranger Funding, 2.85%, 7/25/08	31,750	31,614
Royal Bank of Scotland, 2.70%, 9/8/08	4,750	4,715
Royal Bank of Scotland, 2.83%, 11/5/08	32,140	31,743
SmithKline Beecham, 2.30%, 6/27/08	27,750	27,704
SmithKline Beecham, 2.30%, 7/16/08	42,550	42,428
Solitaire Funding, 2.65%, 8/12/08	13,000	12,931
Solitaire Funding, 2.68%, 8/7/08	28,000	27,860
Solitaire Funding, 2.75%, 8/4/08	11,500	11,444
Solitaire Funding, 2.80%, 7/15/08	30,000	29,897
Toronto-Dominion Bank, 2.50%, 6/23/08	10,000	9,985
Tulip Funding, 2.63%, 8/29/08	31,750	31,544
Tulip Funding, 2.69%, 6/5/08	36,750	36,739
Unicredito Italiano, 2.83%, 8/21/08	20,750	20,618
Variable Funding Capital, 2.55%, 8/20/08	14,000	13,921
Variable Funding Capital, 2.61%, 7/3/08	34,000	33,921
Westpac Banking, 2.60%, 7/7/08	24,000	23,938
Westpac Banking, 2.60%, 7/9/08	2,600	2,593
Westpac Banking, 2.60%, 7/10/08	5,188	5,173
Westpac Banking, 2.64%, 9/12/08	11,600	11,512

Westpac Trust Securities, VR, 3.06%, 1/28/09	27,000	27,000
Yorktown Capital, 2.67%, 7/18/08	9,750	9,716
Yorktown Capital, 2.725%, 6/17/08	5,724	5,717
Yorktown Capital, 2.85%, 7/21/08	72,000	71,715
		2,054,831
Non-4(2) 17.2%		
American Honda Finance, 2.08%, 8/4/08	5,000	4,981
American Honda Finance, 2.20%, 6/10/08	13,000	12,993
Australia & New Zealand Banking, 2.50%, 7/11/08	18,300	18,249
Australia & New Zealand Banking, 2.67%, 6/9/08	12,000	11,993
Bank of America, 2.775%, 8/8/08	3,850	3,830
Bank of Nova Scotia, 2.59%, 8/21/08	19,000	18,889
BNP Paribas Finance, 2.615%, 6/30/08	6,750	6,736
CBA Finance, 2.51%, 6/16/08	7,000	6,993
CBA Finance, 2.54%, 8/20/08	32,000	31,819
CBA Finance, 2.68%, 7/11/08	12,750	12,712
CBA Finance, 2.69%, 7/11/08	3,000	2,991
CBA Finance, 2.76%, 6/13/08	8,000	7,993
Citigroup Funding, 2.55%, 6/17/08	16,000	15,982
Citigroup Funding, 2.75%, 6/12/08	39,750	39,717
Citigroup Funding, 2.77%, 7/25/08	24,000	23,900
Citigroup Funding, 2.93%, 7/23/08	6,000	5,975
Cornell University, 2.50%, 6/2/08	2,000	2,000
Cornell University, 2.60%, 6/2/08	3,000	3,000
Cornell University, 2.65%, 9/18/08	9,000	8,928
DaimlerChrysler Revolving Auto, 2.80%, 6/18/08	2,118	2,115
DaimlerChrysler Revolving Auto, 2.83%, 8/8/08	18,000	17,904
DaimlerChrysler Revolving Auto, 2.90%, 6/2/08	14,450	14,449
DaimlerChrysler Revolving Auto, 2.95%, 6/2/08	5,000	4,999

Deutsche Bank Financial, 2.59%, 6/17/08	49,700	49,643
Dexia Delaware, 2.35%, 6/5/08	18,000	17,995
DnB NOR Bank ASA, 2.70%, 11/3/08	18,750	18,532
DnB NOR Bank ASA, 2.75%, 7/14/08	14,750	14,701
Electricite de France, 2.73%, 11/4/08	16,750	16,552
Export Development Corporation, 2.00%, 7/8/08	49,700	49,598
FCAR Owner Trust, 2.85%, 9/4/08	42,550	42,230
FCAR Owner Trust, 3.01%, 11/3/08	12,250	12,091
FCAR Owner Trust, 3.05%, 6/10/08	27,250	27,229
GE Capital, 2.35%, 8/18/08	1,000	995
GE Capital, 2.45%, 8/25/08	26,000	25,849
GE Capital, 2.46%, 7/22/08	26,000	25,909
GE Capital, 2.55%, 8/13/08	20,700	20,593
ING Funding, 2.57%, 8/15/08	14,750	14,671
ING Funding, 2.62%, 7/10/08	30,000	29,915
ING Funding, 2.935%, 1/15/09	4,000	3,926
International Lease Finance, 2.70%, 6/10/08	11,000	10,992
Intesa Funding, 2.72%, 6/13/08	1,700	1,698
Intesa Funding, 2.73%, 6/16/08	2,000	1,998
Johns Hopkins University, 2.60%, 8/20/08	10,000	10,000
JPMorgan Chase, 2.45%, 10/9/08	5,000	4,956
JPMorgan Chase, 2.48%, 8/28/08	20,000	19,879
Kredietbank North America Finance, 2.55%, 7/8/08	5,000	4,987
Kredietbank North America Finance, 2.59%, 7/14/08	30,000	29,907
Merrill Lynch, 2.85%, 8/14/08	23,750	23,611
Morgan Stanley, 2.64%, 8/18/08	41,750	41,511
New York State Power Authority, 2.58%, 6/13/08	5,000	4,996
Northwestern University, 2.20%, 7/9/08	5,000	4,988
San Paolo IMI U.S. Financial, 2.65%, 8/28/08	23,100	22,950

San Paolo IMI U.S. Financial, 2.73%, 7/9/08	4,750	4,736
Siemens Capital, 2.20%, 7/25/08	44,000	43,855
South Carolina Public Service Authority, 2.70%, 6/6/08	5,000	4,998
Stanford University, 2.48%, 8/26/08	25,700	25,548
Swedish Export Credit, 2.20%, 8/22/08	20,000	19,900
Toyota Motor Credit, 2.60%, 7/15/08	21,750	21,681
Trinity Health, 2.50%, 6/30/08	16,000	15,968
Trinity Health, 2.78%, 9/8/08	22,578	22,405
UBS Finance, 2.77%, 7/10/08	50,000	49,850
University of Notre Dame, 2.50%, 8/12/08	5,000	4,975
University of Notre Dame, 2.74%, 6/13/08	5,750	5,745
Yale University, 2.40%, 6/2/08	3,971	3,971
Yale University, 2.50%, 6/13/08	24,000	23,980
		1,079,662
Total Commercial Paper (Cost $3,134,493)		3,134,493

FUNDING AGREEMENTS 0.1%

Transamerica Occidental Life Insurance, VR 2.978%, 9/30/08, Acquisition Date: 11/1/04 Acquisition Cost $5,000 (6)	5,000	5,000
Total Funding Agreements (Cost $5,000)		5,000

MEDIUM-TERM NOTES 16.2%

3M, VR, 5.827%, 12/12/08 (1)	55,000	55,665
Allied Irish Bank, VR, 2.498%, 8/18/08 (1)	23,000	23,000
American General Finance, VR, 2.785%, 6/27/08	4,000	4,000
American Honda Finance, VR, 2.619%, 6/23/08 (1)	2,500	2,500
American Honda Finance, VR, 2.698%, 7/7/08 (1)	11,100	11,100
American Honda Finance, VR, 2.964%, 9/18/08 (1)	10,000	10,003
Anglo Irish Bank, VR, 2.764%, 9/5/08 (1)	21,000	21,000

Australia & New Zealand Banking, VR, 2.424%, 8/22/08 (1)	32,400	32,400
Banco Santander, VR, 2.515%, 8/15/08 (1)	31,000	31,000
Bank of Ireland, VR, 2.488%, 8/18/08 (1)	29,500	29,500
Bank of New York Mellon, VR, 2.56%, 9/11/08 (1)	25,000	25,000
Bellsouth, 4.973%, 4/26/09 (1)	14,250	14,415
BMW US Capital, VR, 2.724%, 9/4/08 (1)	29,000	29,000
Caterpillar Financial Services, 4.50%, 9/1/08	5,750	5,774
Caterpillar Financial Services, VR, 2.977%, 10/28/08	11,750	11,746
Danske Bank, VR, 2.469%, 8/19/08 (1)	10,000	10,000
GE Capital, 8.625%, 6/15/08	9,750	9,763
Goldman Sachs, 3.02%, 7/23/08	6,750	6,750
Goldman Sachs, VR, 2.853%, 8/4/08	34,500	34,500
HBOS Treasury Services, VR, 2.621%, 9/8/08 (1)	12,750	12,750
HBOS Treasury Services, VR, 2.688%, 9/5/08 (1)	36,750	36,750
IBM, VR, 2.684%, 9/2/08 (1)	30,750	30,749
Intesa Bank, VR, 2.403%, 8/22/08 (1)	29,800	29,800
Irish Life & Permanent, VR, 2.46%, 8/21/08 (1)	35,700	35,700
Jackson National Life Global Funding, 3.50%, 1/22/09 (1)	2,700	2,695
JPMorgan Chase, VR, 2.793%, 9/2/08	21,000	21,000
Kimberly-Clark, 4.42%, 12/19/08 (1)	18,750	18,737
Kommunalkredit Austria, VR, 2.631%, 9/8/08 (1)	37,250	37,250
Lehman Brothers, VR, 2.675%, 9/26/08	13,000	13,000
Links Finance, VR, 2.686%, 7/11/08 (1)	11,900	11,900
Merrill Lynch, VR, 2.658%, 8/15/08	15,000	15,000
MetLife Global Funding, 3.80%, 1/20/09 (1)	19,750	19,750
National Australia Bank, VR, 2.698%, 9/5/08 (1)	42,000	41,988
Nationwide Building Society, VR, 2.758%, 9/7/08 (1)	27,500	27,500
Nationwide Life Global Funding, VR, 2.393%, 8/27/08 (1)	33,500	33,500
New York Life Global Funding, VR, 2.785%, 5/13/09 (1)	27,700	27,700

Pacific Life Global Funding, VR, 2.69%, 8/8/08 (1)	26,750	26,750
Pricoa Global Funding I, VR, 2.393%, 8/27/08 (1)	34,900	34,900
Procter & Gamble International Funding, VR, 2.789%, 2/19/09	24,500	24,500
Royal Bank of Canada, VR, 2.694%, 9/5/08 (1)	2,000	2,000
Svenska Handelsbanken, VR, 2.441%, 8/20/08 (1)	19,900	19,900
Toyota Motor Credit, VR, 2.621%, 6/8/09	49,700	49,700
Unicredito Italiano Bank of Ireland, VR, 2.706%, 8/8/08 (1)	33,500	33,500
Wachovia Bank, VR, 2.639%, 3/23/09	3,000	2,994
Wachovia Corporation, 3.625%, 2/17/09	3,750	3,750
Wells Fargo, 3.552%, 5/1/09	27,750	27,834
Westpac Banking, VR, 2.714%, 9/5/08 (1)	10,000	10,000
Total Medium-Term Notes (Cost $1,018,713)		1,018,713

MUNICIPAL SECURITIES 8.5%

Baltimore County, GO, TECP, 0.95%, 8/1/08	7,000	6,964
Brazos Higher Ed. Auth., VRDN, 2.88%, 6/1/39	13,000	13,000
Catholic Health Initiatives, TECP, 2.60%, 8/20/08	16,000	16,000
Catholic Health Initiatives, TECP, 2.80%, 7/17/08	5,750	5,750
Catholic Health Initiatives, TECP, 2.84%, 9/30/08	3,200	3,200
Catholic Health Initiatives, TECP, 3.08%, 6/5/08	15,250	15,250
Colorado Housing Fin. Auth., Multi-Family VRDN, 2.65%, 10/1/36	7,650	7,650
Colorado Housing Fin. Auth., Multi-Family VRDN, 2.65%, 10/1/38	15,384	15,384
Colorado Housing Fin. Auth., Single Family VRDN, 2.65%, 11/1/33	1,340	1,340
Colorado Housing Fin. Auth., Single Family VRDN, 2.65%, 11/1/34	4,040	4,040
Colorado Housing Fin. Auth., Single Family VRDN, 2.65%, 5/1/35	21,755	21,755

Colorado Housing Fin. Auth., Single Family VRDN, 2.65%, 11/1/36	5,770	5,770
Colorado Housing Fin. Auth., Single Family VRDN, 2.65%, 5/1/38	8,000	8,000
Denver School Dist. No. 1, VRDN, 2.58%, 12/15/37 (7)	14,000	14,000
Gaithersburg, Asbury Obligation Group, VRDN, 2.41%, 1/1/36	8,870	8,870
Indiana Health Fac. Fin. Auth., Clarian Health Partners Series E, VRDN, 2.48%, 3/1/33 (7)	12,800	12,800
Indiana Health Fac. Fin. Auth., Clarian Health Partners Series G, VRDN, 2.48%, 3/1/33 (7)	17,750	17,750
Maryland CDA, Residential, VRDN, 2.48%, 9/1/31	27,310	27,310
Miami-Dade County IDA, South Florida Stadium Corp. VRDN, 2.45%, 7/1/31	29,350	29,350
Mississippi, Nissan, GO, VRDN, 2.35%, 11/1/28	34,925	34,925
New Mexico Fin. Auth., VRDN, 2.50%, 12/15/26	7,000	7,000
New York City, GO, VRDN, 2.40%, 8/1/19	22,500	22,500
New York City, GO, VRDN, 2.50%, 8/1/29	21,250	21,250
Ohio Housing Fin. Agency, VRDN, 2.40%, 9/1/29	14,000	14,000
Pennsylvania Housing Fin. Agency, Single Family VRDN, 2.35%, 4/1/38	7,200	7,200
Pennsylvania Housing Fin. Agency, Single Family VRDN, 2.40%, 4/1/38	12,805	12,805
Port of Port Arthur Navigation Dist., Motiva Enterprises TECP, 2.77%, 6/11/08	17,000	17,000
Providence Health & Services, TECP, 2.75%, 8/6/08	15,000	15,000
Providence Health & Services, TECP, 2.75%, 8/12/08	13,750	13,750
Providence Health & Services, TECP, 2.85%, 7/9/08	15,000	15,000
Southern Ute Indian Tribe, VRDN, 2.50%, 1/1/27	12,600	12,600
Tennessee, Consolidated Retirement, GO, TECP, 2.80%, 8/8/08	6,890	6,890
Texas, Veterans Housing, VRDN, 2.32%, 12/1/27	12,410	12,410
Texas, Veterans Housing, VRDN, 2.40%, 12/1/23	7,810	7,810
Texas, Veterans Housing, VRDN, 2.45%, 12/1/09	4,275	4,275

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Prime Reserve Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 26, 1976. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

New Accounting Pronouncements Effective November 30, 2007, the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosure of fair value measurements in the financial statements. It is effective for the fund’s fiscal year beginning June 1, 2008. Management expects adoption of FAS 157 will have no material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Distributions during the years ended May 31, 2008, and May 31, 2007, totaled $240,925,000 and $257,001,000, respectively, and were characterized as ordinary income for tax purposes. At May 31, 2008, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2008, unused capital loss carryforwards expire as follows: $10,000 in fiscal 2013, $13,000 in fiscal 2014, $7,000 in fiscal 2015, and $1,000 in fiscal 2016.

Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year. Consequently, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the fund’s fiscal year-end that have not been recognized for tax purposes (Post-October loss deferrals).

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2008, the effective annual group fee rate was 0.30%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended May 31, 2008, expenses incurred pursuant to these service agreements were $130,000 for Price Associates, $6,597,000 for T. Rowe Price Services, Inc., and $1,664,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

As of May 31, 2008, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 47,046 shares of the fund, representing less than 1% of the fund’s net assets.

NOTE 6 - INTERFUND BORROWING PROGRAM

The manager has developed a program that provides temporary liquidity under an interfund borrowing agreement between the fund and other T. Rowe Price-sponsored mutual funds and permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, of which no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended May 31, 2008, the fund earned $68,000 in interest income related to loans made to other funds on 16 days, in the average amount of $31,469,000, and at an average annual rate of 4.92%. At May 31, 2008, there were no loans outstanding.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of T. Rowe Price Prime Reserve Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Prime Reserve Fund, Inc. (the “Fund”) at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 11, 2008

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 4, 2008, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper, an independent provider of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Under the Contract, the fund pays a fee to the Manager composed of two components—a group fee rate based on the aggregate assets of certain T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate that is assessed on the assets of the fund. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s management fee was above the median for certain groups of comparable funds but at or below the median for other groups of comparable funds. The information also indicated that the fund’s expense ratio was above the median for certain groups of comparable funds but below the median for other groups of comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Vornado Real Estate Investment Trust (3/04 to
1979	present); Director, Mercantile Bankshares (2002 to 2007); Member,
Advisory Board, Deutsche Bank North America (2004 to present);
Director, Chairman of the Board, and Chief Executive Officer, The
Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm (10/95 to present); Chairman, The Haven Group, a cus-
2001	tom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Chair-
(1938)	man, Canyon Resources Corp. (8/07 to 3/08); Director, Golden Star
2001	Resources Ltd. (5/92 to present); Director, Pacific Rim Mining Corp.
(2/02 to present); Director, B.C. Corporation (3/08 to present)

Karen N. Horn	Director, Federal National Mortgage Association (9/06 to present);
(1943)	Director, Norfolk Southern (2/08 to present); Director, Eli Lilly and
2003	Company (1987 to present); Director, Simon Property Group (2004 to present); Managing Director and President, Global Private Client
Services, Marsh Inc. (1999 to 2003); Director, Georgia Pacific (5/04
to 12/05)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
1992	Advisors, L.P. (10/92 to present)

*Each independent director oversees 123 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of
2006	the Board, Director, and President, T. Rowe Price Investment Services,
[123]	Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price
Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of
the Board, all funds

Mary J. Miller, CFA	Director, T. Rowe Price Trust Company; Director and Vice President,
(1955)	T. Rowe Price; Vice President, T. Rowe Price Group, Inc.; Vice President,
2004	Prime Reserve Fund
[38]

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Steve Boothe, CFA (1977)	Vice President, T. Rowe Price
Vice President, Prime Reserve Fund

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Prime Reserve Fund	Group, Inc.

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Prime Reserve Fund	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Prime Reserve Fund	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Alisa Fiumara, CFA (1974)	Vice President, T. Rowe Price
Vice President, Prime Reserve Fund

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, Prime Reserve Fund	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Prime Reserve Fund	Trust Company

Terri L. Hett (1959)	Assistant Vice President, T. Rowe Price
Assistant Vice President, Prime Reserve Fund

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price and T. Rowe
Treasurer, Prime Reserve Fund	Price Group, Inc.; formerly Partner,
PricewaterhouseCoopers, LLP (to 2007)

Dylan Jones, CFA (1971)	Assistant Vice President, T. Rowe Price
Vice President, Prime Reserve Fund

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Prime Reserve Fund	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, Prime Reserve Fund	T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President, Prime Reserve Fund	Group, Inc.

James M. McDonald (1949)	Vice President, T. Rowe Price, T. Rowe Price
President, Prime Reserve Fund	Group, Inc., and T. Rowe Price Trust Company

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President, Prime Reserve Fund	Investment Services, Inc., and T. Rowe Price Trust
Company; Vice President, T. Rowe Price, T. Rowe
Price Global Asset Management Limited, T. Rowe
Price Global Investment Services Limited,
T. Rowe Price Group, Inc., and T. Rowe Price
International, Inc.

Susan G. Troll, CPA (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Prime Reserve Fund	Group, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, Prime Reserve Fund

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Prime Reserve Fund	Group, Inc., and T. Rowe Price Trust Company;
Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for
at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,529,000 and $1,201,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 22, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	July 22, 2008